CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of cash receipts from operating activities
Receipts from sales of goods and rendering of services	$ 6,389,933	$ 4,911,135	$ 5,944,258
Other cash receipts from operating activities	527,380	731,871	465,703
Classes of cash payments
Payments to suppliers for goods and services	(4,087,563)	(3,417,281)	(4,386,457)
Payments to and on behalf of employees	(607,029)	(590,978)	(600,386)
Other cash payments from operating activities	(170,118)	(269,228)	(177,123)
Interest paid	(260,394)	(265,644)	(264,311)
Interest received	32,381	18,033	29,655
Income taxes (refunded) paid	115,791	18,650	(329,864)
Other inflows (outflows) of cash, net	(503)	5,586	(6,225)
Net Cash flow from Operating Activities	1,939,878	1,142,144	675,250
Cash flows from (used in) Investing Activities
Cash flow coming from the loss of control of subsidiaries and other businesses	47,988	0	0
Cash flow used in obtaining control of subsidiaries and other businesses	(797)	(4,054)	(171,206)
Cash flow used in the purchase of non-controlling interests	(34)	(3)	(55)
Other cash receipts from sales of equity or debt instruments of other entities	0	943	104,400
Other cash receipts from interests in joint ventures	2,621	0	0
Other cash payments to acquire interests in joint ventures	(7,759)	(15,376)	(580)
Loans to related entities	(1,891)	0	0
Proceeds from sale of property, plant and equipment	106,160	12,666	10,354
Purchase of property, plant and equipment	(1,316,803)	(1,497,215)	(1,000,373)
Purchase of intangible assets	(6,994)	(12,374)	(22,041)
Proceeds from sales of other long-term assets	256,659	36,516	6,059
Purchase of other non-current assets	(218,918)	(207,398)	(257,793)
Dividends received	3,049	4,042	13,007
Other inflows (outflows) of cash, net	(59)	3,398	487
Cash flows used Investing Activities	(1,136,778)	(1,678,855)	(1,317,741)
Cash flows from (used in) Financing Activities
Cash flow used in the purchase of non-controlling interests	(52,782)	0	0
Total issuance of shares	200,000	250,000	0
Total loans obtained	167,962	412,077	2,142,439
Debt obtained in long-term	87,962	239,827	2,125,332
Debt obtained in short-term	80,000	172,250	17,107
Related companies borrowings	0	0	(704)
Repayments of loans	(596,490)	(520,474)	(723,660)
Payments of lease liabilities	(67,895)	(75,233)	(80,323)
Dividends paid	(471,167)	(955)	(182,109)
Other outflows of cash, net	(1,869)	(9,211)	(10,623)
Cash flows from (used in) Financing Activities	(822,241)	56,204	1,145,020
Net increase (decrease) in Cash and Cash Equivalents before effect of exchange rate changes	(19,141)	(480,507)	502,529
Effect of exchange rate changes on cash and cash equivalents	(34,473)	(14,791)	(18,459)
Net increase (decrease) of Cash and Cash Equivalents	(53,614)	(495,298)	484,070
Cash and cash equivalents, at the beginning of the period	1,064,714	1,560,012	1,075,942
Cash and cash equivalents, at the end of the period	$ 1,011,100	$ 1,064,714	$ 1,560,012